Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment
Total property and equipment	$ 4,213	$ 2,287
Less: accumulated depreciation	(2,197)	(1,706)
Property and equipment, net	2,016	581
Computer equipment and software
Property and Equipment
Total property and equipment	$ 3,412	2,247
Computer equipment and software | Maximum
Property and Equipment
Useful Life	P5Y
Computer equipment and software | Minimum
Property and Equipment
Useful Life	P3Y
Furniture
Property and Equipment
Total property and equipment	$ 329
Useful Life	P4Y
Leasehold improvements
Property and Equipment
Total property and equipment	$ 472
Useful Life	P4Y
Leasehold improvements | Maximum
Property and Equipment
Useful Life	P10Y
Leasehold improvements | Minimum
Property and Equipment
Useful Life	P1Y
Construction in progress
Property and Equipment
Total property and equipment		$ 40